SEGMENT INFORMATION - Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 81,503	$ 78,790
Utica Shale Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	7,912	3,189
Ohio Gathering
Segment Reporting Information [Line Items]
Adjusted EBITDA	9,073	12,388
Williston Basin
Segment Reporting Information [Line Items]
Adjusted EBITDA	17,809	19,719
Piceance/DJ Basins
Segment Reporting Information [Line Items]
Adjusted EBITDA	28,974	24,817
Barnett Shale
Segment Reporting Information [Line Items]
Adjusted EBITDA	12,088	14,077
Marcellus Shale
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 5,647	$ 4,600